CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 652,886	$ 2,479,642	$ 864,847
Other comprehensive income:
Foreign currency translation adjustments, net of tax of nil	(163,568)	(325,930)	55,045
Total other comprehensive income (loss)	(163,568)	(325,930)	55,045
Comprehensive income	489,318	2,153,712	919,892
Comprehensive income attributable to non-controlling interest	179,284	586,711	125,808
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 310,034	$ 1,567,001	$ 794,084